Retirement Plans (Schedule of Amounts Included in Accumulated Other Comprehensive Income/Loss (detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Amounts Included in Accumulated Other Comprehensive Pre-Tax Loss [Abstract]
Net loss	$ (17,580)	$ (45,248)
Prior service cost	(826)	(843)
Accumulated other comprehensive pre-tax loss	$ (18,406)	$ (46,091)